Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	34.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	34.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	$ 7,141,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	6,775,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	705,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	741,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	(19,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	28,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 11	51,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 12	34,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 13	633,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 14	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 15	(8,545,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 16	(7,612,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 17	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 18	$ 0